Organization, Description of Business (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and subsidiaries as of June 30, 2026 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Fitness Champs Holdings Ltd	February 15, 2024	-	Cayman Islands	December 31	Investment holding
Northen Star Limited	December 12, 2023	100	British Virgin Islands	December 31	Investment holding
Fitness Champs Pte Ltd	December 5, 2012	100	Singapore	December 31	Principally engaged in the providing sport of swimming in public schools in Singapore
Fitness Champs Aquatics Pte Ltd	July 15, 2015	100	Singapore	December 31	Principally engaged in the providing sport of swimming for private sector students
Fitness Champs Excellence Sports Academy LLC	October 30, 2025	100	Dubai, United Arab Emirates	December 31	Principally engaged in the providing sport of swimming for private sector students